INTANGIBLE ASSETS AND GOODWILL - Narrative (Details)						3 Months Ended								12 Months Ended
	Mar. 01, 2021 USD ($) segment	Oct. 01, 2020 USD ($)	Oct. 01, 2019 USD ($)	Oct. 01, 2018 USD ($)	Jan. 01, 2018 USD ($)	Dec. 31, 2020 USD ($) $ / shares	Sep. 30, 2020 USD ($) $ / shares	Jun. 30, 2020 USD ($) $ / shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($)	Mar. 01, 2018 USD ($)	Dec. 31, 2017 USD ($)
Finite-Lived Intangible Assets [Line Items]
Net loss attributable to Bausch Health Companies Inc.						$ (153,000,000)	$ 71,000,000	$ (326,000,000)	$ (152,000,000)	$ (1,516,000,000)	$ (49,000,000)	$ (171,000,000)	$ (52,000,000)	$ (560,000,000)	$ (1,788,000,000)	$ (4,148,000,000)
Decrease to earnings per share, basic and diluted (in dollars per share) | $ / shares						$ 0.43	$ (0.20)	$ 0.92	$ 0.43	$ 4.30	$ 0.14	$ 0.49	$ 0.15	$ 1.58	$ 5.08	$ 11.81
Carrying value of intangible assets, net						$ 8,445,000,000				$ 10,201,000,000				$ 8,445,000,000	$ 10,201,000,000
Goodwill impairments			$ 0
Goodwill reallocated into (out of)						13,044,000,000				13,126,000,000				13,044,000,000	13,126,000,000	$ 13,142,000,000			$ 15,593,000,000
Revenue						2,213,000,000	$ 2,138,000,000	$ 1,664,000,000	$ 2,012,000,000	2,224,000,000	$ 2,209,000,000	$ 2,152,000,000	$ 2,016,000,000	8,027,000,000	8,601,000,000	8,380,000,000
Revenue, year-over-year decrease						$ 11,000,000
Revenue, year-over-year decrease, percentage						1.00%	3.00%	23.00%
Accumulated goodwill impairment charges to date						$ 3,711,000,000								3,711,000,000
Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Number of reportable segments | segment	5
Ortho Dermatologics Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments		$ 0						$ 0	$ 0							2,213,000,000
Percentage of fair value in excess of carrying value		10.00%
Reporting unit, impairment test, long-term growth rates		2.00%
Dentistry Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments				$ 109,000,000												109,000,000
Reporting Units Excluding Dentistry
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments				$ 0
Reporting Units Excluding Ortho Dermatologics and Dentistry
Finite-Lived Intangible Assets [Line Items]
Percentage of fair value in excess of carrying value				15.00%
Maximum | Ortho Dermatologics Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Reporting unit, impairment test, estimated cash flows, discount rate		9.75%
Minimum | Ortho Dermatologics Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Reporting unit, impairment test, estimated cash flows, discount rate		9.50%
Branded Rx Segment | Scenario, Adjustment
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)																		$ 115,000,000
Branded Rx Segment | Salix Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments					$ 1,970,000,000
Branded Rx Segment | Ortho Dermatologics Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments					$ 243,000,000
Bausch Lomb/International And U.S. Diversified Products Segments | Scenario, Adjustment
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)																	$ (115,000,000)
Bausch + Lomb
Finite-Lived Intangible Assets [Line Items]
Revenue														3,411,000,000	3,774,000,000	3,661,000,000
Bausch + Lomb | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)	$ 5,395,000,000
Salix
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)						3,159,000,000				3,159,000,000				3,159,000,000	3,159,000,000	3,156,000,000
Revenue														1,904,000,000	2,022,000,000	1,749,000,000
Salix | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)	3,159,000,000
International Rx
Finite-Lived Intangible Assets [Line Items]
Revenue														1,185,000,000	1,158,000,000	1,160,000,000
International Rx | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)	887,000,000
Ortho Dermatologics
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)						1,267,000,000				1,267,000,000				1,267,000,000	1,267,000,000	1,267,000,000
Revenue														548,000,000	560,000,000	608,000,000
Ortho Dermatologics | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)	1,267,000,000
Diversified Products
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)						2,914,000,000				$ 2,914,000,000				2,914,000,000	2,914,000,000	2,914,000,000
Revenue														979,000,000	1,087,000,000	1,202,000,000
Diversified Products | Subsequent Event
Finite-Lived Intangible Assets [Line Items]
Goodwill reallocated into (out of)	$ 2,336,000,000
Diversified Products | Dentistry Reporting Unit
Finite-Lived Intangible Assets [Line Items]
Goodwill impairments																109,000,000
Uceris
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets																263,000,000
Arestin
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets																132,000,000
Xifaxan
Finite-Lived Intangible Assets [Line Items]
Carrying value of intangible assets, net						$ 3,771,000,000								3,771,000,000
Xifaxan | Intangible Assets, Amortization Period
Finite-Lived Intangible Assets [Line Items]
Net loss attributable to Bausch Health Companies Inc.														$ 476,000,000	$ 473,000,000	$ 143,000,000
Decrease to earnings per share, basic and diluted (in dollars per share) | $ / shares														$ 1.34	$ 1.34	$ 0.41
Acquired IPR&D
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets														$ 1,000,000	$ 4,000,000	$ 28,000,000
Held For Sale
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets																5,000,000
Held For Sale | Certain Products For Disposal, September 2019
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets											$ 8,000,000				8,000,000
Held For Sale | A Certain International Business
Finite-Lived Intangible Assets [Line Items]
Impairment of long-lived assets														96,000,000
Product brands
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets														16,000,000	58,000,000	85,000,000
Discontinued Product Lines
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets														$ 1,000,000
Product rights/patents
Finite-Lived Intangible Assets [Line Items]
Impairment of finite-lived intangible assets															$ 5,000,000	$ 55,000,000